25. Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowings
	12.31.19	12.31.18
Non-current
Corporate notes (1)	8,197,429	9,610,574
Borrowing	-	1,449,283
Total non-current	8,197,429	11,059,857

Current
Interest from corporate notes	143,462	169,175
Borrowing	1,515,774	1,487,624
Total current	1,659,236	1,656,799

(1)   Net of debt issuance, repurchase and redemption expenses.

Borrowings currency denominations
	12.31.19	12.31.18
US dollars	9,856,665	12,716,656
	9,856,665	12,716,656

Maturities of the Company's borrowings and exposure to interest rate
	12.31.19	12.31.18
Fixed rate
Less than 1 year	143,462	169,175
From 2 to 5 years	8,197,429	9,610,574
	8,340,891	9,779,749
Floating rate
Less than 1 year	1,515,774	1,487,624
From 1 to 2 years	-	1,449,283
From 2 to 5 years	-	-
	1,515,774	2,936,907
	9,856,665	12,716,656

Roll forward of the Company's borrowings
	12.31.19	12.31.18
Balance at beginning of the year	12,716,656	9,678,949
Proceeds from borrowings	-	-
Payment of borrowings' interests	(1,134,828)	(1,003,605)
Paid from repurchase of Corporate Notes	(1,531,033)	(577,437)
Payment of borrowings	(1,593,024)	-
Gain from repurchase of Corporate Notes	(456,884)	(6,980)
Exchange diference and interest accrued	6,687,379	9,432,905
Result from exposure to inlfation	(4,831,601)	(4,807,176)

Balance at the end of year	9,856,665	12,716,656

Debt issued
				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.18	Debt repurchase	Debt structure at 12.31.19	At 12.31.19
Fixed Rate Par Note	9	9.75	2022	161.65	(29.08)	132.57	8,197.43
Total				161.65	(29.08)	132.57	8,197.43

				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.17	Debt repurchase	Debt structure at 12.31.18	At 12.31.18
Fixed Rate Par Note	9	9.75	2022	171.87	(10.22)	161.65	9,610.57
Total				171.87	(10.22)	161.65	9,610.57